LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 8)	12 Months Ended
	Sep. 30, 2015 USD ($) item	Sep. 30, 2014 USD ($)
Recorded investment of loan risk ratings by class
Number of risk gradings internal rating system | item	5
Number of risk gradings in internal rating system of financing receivables assigned to a loan | item	1
Total loans receivables	$ 1,204,168,511	$ 1,126,839,911
Less related specific allowance	(1,022,112)	(1,198,624)
Total	1,188,369,404	1,110,861,490
Pass
Recorded investment of loan risk ratings by class
Total loans receivables	1,166,955,690	1,077,562,480
Total	1,166,955,690	1,077,562,480
Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	14,283,671	15,874,437
Total	14,283,671	15,874,437
Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	19,382,936	28,621,429
Less related specific allowance	(527,670)	(728,461)
Total	18,855,266	27,892,968
Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	3,546,214	4,781,565
Less related specific allowance	(494,442)	(470,163)
Total	3,051,772	4,311,402
Residential Real Estate
Recorded investment of loan risk ratings by class
Total loans receivables	434,158,827	406,213,818
Less related specific allowance	(977,140)	(1,048,993)
Residential Real Estate | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	420,436,136	388,089,259
Residential Real Estate | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	31,875	225,541
Residential Real Estate | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	10,155,852	13,195,024
Residential Real Estate | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	3,534,964	4,703,994
Residential First Mortgage
Recorded investment of loan risk ratings by class
Total loans receivables	321,095,072	275,771,028
Less related specific allowance	(576,849)	(759,169)
Residential First Mortgage | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	311,599,012	262,420,207
Residential First Mortgage | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables		131,870
Residential First Mortgage | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	7,400,820	9,378,521
Residential First Mortgage | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	2,095,240	3,840,430
Residential Second Mortgage
Recorded investment of loan risk ratings by class
Total loans receivables	42,172,862	39,859,850
Less related specific allowance	(124,352)	(191,206)
Residential Second Mortgage | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	40,563,864	37,795,192
Residential Second Mortgage | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	1,060,090	1,761,632
Residential Second Mortgage | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	548,908	303,026
Home Equity Lines of Credit
Recorded investment of loan risk ratings by class
Total loans receivables	70,890,893	90,582,940
Less related specific allowance	(275,939)	(98,618)
Home Equity Lines of Credit | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	68,273,260	87,873,860
Home Equity Lines of Credit | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	31,875	93,671
Home Equity Lines of Credit | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	1,694,942	2,054,871
Home Equity Lines of Credit | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	890,816	560,538
Commercial Real Estate
Recorded investment of loan risk ratings by class
Total loans receivables	768,357,268	716,595,562
Less related specific allowance	(44,972)	(149,631)
Commercial Real Estate | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	744,867,138	685,692,620
Commercial Real Estate | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	14,251,796	15,413,584
Commercial Real Estate | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	9,227,084	15,411,787
Commercial Real Estate | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	11,250	77,571
Commercial And Multi Family Real Estate
Recorded investment of loan risk ratings by class
Total loans receivables	401,878,922	397,391,109
Less related specific allowance	(3,539)	(14,227)
Commercial And Multi Family Real Estate | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	389,876,016	379,336,720
Commercial And Multi Family Real Estate | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	5,409,528	10,206,634
Commercial And Multi Family Real Estate | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	6,593,378	7,847,755
Commercial Land Acquisition And Development
Recorded investment of loan risk ratings by class
Total loans receivables	32,672,827	37,109,047
Commercial Land Acquisition And Development | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	31,693,551	29,414,135
Commercial Land Acquisition And Development | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables		2,588,905
Commercial Land Acquisition And Development | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	979,276	5,067,757
Commercial Land Acquisition And Development | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables		38,250
Commercial Real Estate Construction Financing Receivable
Recorded investment of loan risk ratings by class
Total loans receivables	75,169,386	46,420,333
Commercial Real Estate Construction Financing Receivable | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	75,158,136	46,381,012
Commercial Real Estate Construction Financing Receivable | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	11,250	39,321
Commercial And Industrial
Recorded investment of loan risk ratings by class
Total loans receivables	258,636,133	235,675,073
Less related specific allowance	(41,433)	(135,404)
Commercial And Industrial | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	248,139,435	230,560,753
Commercial And Industrial | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	8,842,268	2,618,045
Commercial And Industrial | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	1,654,430	2,496,275
Consumer And Installment
Recorded investment of loan risk ratings by class
Total loans receivables	1,652,416	4,030,531
Consumer And Installment | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	$ 1,652,416	3,780,601
Consumer And Installment | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables		235,312
Consumer And Installment | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables		$ 14,618